FEDERATED HERMES ADVISER SERIES

Federated Hermes Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

April 8, 2021

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE:       FEDERATED HERMES ADVISER SERIES (the “Registrant”)

Federated Hermes MDT Market Neutral Fund (the “Fund”)

Class A Shares

Institutional Shares

1933 Act File No. 333-218374

1940 Act File No. 811-23259

Dear Sir or Madam:

Post-Effective Amendment No. 41 under the Securities Act of 1933 and Amendment No. 42 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Registrant is hereby electronically transmitted.

The Fund is the anticipated successor to the Hancock Horizon Quantitative Long/Short Fund (the “Predecessor Fund”). The Predecessor Fund is anticipated to be reorganized into the Fund in approximately the fourth quarter of 2021 (the “Reorganization”). Prior to the Reorganization, the Fund will have no investment operations. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the Reorganization, will become the Fund’s historical performance and operational history. The Fund is separately presenting related performance information from a composite managed by the Fund’s investment adviser with a substantially similar investment strategy to that of the Fund.

Accordingly, the Fund will become effective prior to the effective date of the Predecessor Fund’s registration statement on Form N-14 regarding the Reorganization but will not commence operations prior to the completion of the Reorganization.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective June 24, 2021 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933.

We respectfully request SEC comments on this Registration Statement within 45 days of the date of this filing.

If you have any questions on the enclosed material, please contact me at 724-720-8828.

Very truly yours,

/s/ Terri L. Kerr

Terri L. Kerr

Senior Paralegal

Enclosures